Segment Reporting	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12. Segment Information

The Company manages its business on the basis of two reportable segments — the primary segment is the packaging and sale of fruits and vegetables and secondarily, the packaging and sale of snack products and finally, other products. The Company markets its product almost entirely in the United States. Export sales represented 7.7%, 8.5%, and 9.0% of total sales in 2017, 2016, and 2015, respectively. In 2017, 2016, and 2015, the sale of Green Giant vegetables accounted for 10%, 11%, and 13% of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2017:
Net sales	$1,210,170	$12,430	$23,081	$1,245,681
Operating income	26,543	945	1,633	29,121
Interest expense, net	9,518	17	137	9,672
Income tax expense	6,475	355	584	7,414
Identifiable assets	940,300	2,833	2,886	946,019
Capital expenditures	30,969	225	1,318	32,512
Depreciation and amortization	23,525	346	953	24,824

2016:
Net sales	$1,239,179	$12,336	$23,845	$1,275,360
Operating income	87,120	1,164	265	88,549
Interest expense, net	7,923	18	103	8,044
Income tax expense	25,551	372	76	25,999
Identifiable assets	888,968	2,697	3,662	895,327
Capital expenditures	9,232	52	682	9,966
Depreciation and amortization	20,438	351	948	21,737

2015:
Net sales	$1,246,115	$11,667	$28,568	$1,286,350
Operating income	18,865	779	710	20,354
Interest expense, net	6,778	12	72	6,862
Income tax expense	3,775	225	221	4,221
Identifiable assets	798,640	3,235	4,573	806,448
Capital expenditures	22,177	157	1,400	23,734
Depreciation and amortization	20,445	367	1,022	21,834

The fruit and vegetable segment, consisting of Green Giant, canned fruit and vegetables and frozen products, represented 99%, 99% and 99% of assets and 97%, 100% and 102% of pre-tax earnings in 2017, 2016 and 2015, respectively.

Classes of similar products/services:	2017	2016	2015
	(In thousands)
Net Sales:
Green Giant *	$119,812	$144,310	$161,993
Canned vegetables	705,297	746,501	754,556
Frozen	98,597	94,710	94,648
Fruit	286,464	253,658	234,918
Snack	12,430	12,336	11,667
Other	23,081	23,845	28,568
Total	$1,245,681	$1,275,360	$1,286,350

* Green Giant includes canned and frozen vegetables exclusively for B&G Foods.